S000038923 [Member] Annual Fund Operating Expenses - iShares Core MSCI Emerging Markets ETF	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2030
iShares Core MSCI Emerging Markets ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.09%	[1]
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.09%	[1]

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.